Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Summary of net rental expense for operating leases
In millions	2012	2011	2010
Minimum rentals	$2,165	$2,087	$2,001
Contingent rentals	48	49	53
	2,213	2,136	2,054
Less: sublease income	(20)	(19)	(19)
	$2,193	$2,117	$2,035

Summary of future minimum lease payments under capital and operating leases

The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2012:

In millions	Capital Leases	Operating Leases(1)
2013	$20	$2,261
2014	21	2,078
2015	21	2,019
2016	21	1,944
2017	21	1,858
Thereafter	232	17,436
Total future lease payments	336	$27,596
Less: imputed interest	(165)
Present value of capital lease obligations	$171

(1)         Future operating lease payments have not been reduced by minimum sublease rentals of $263 million due in the future under noncancelable subleases.